Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Total Ordinary Shares	Additional Par value	Additional Paid-in capital	(Accumulated deficits)/retained earnings	Accumulated other comprehensive income	Statutory Reserve	Non- controlling interests	Treasury Stock	Class A shares Ordinary shares	Class B shares Ordinary shares
Balance at Dec. 31, 2019	$ 1,324		$ 6	$ (6)	$ 1,340	$ (16)
Balance (in Shares) at Dec. 31, 2019		62,460,939								46,051,534	16,409,405
Acquisition of China Rapid Finance	9,661		7	9,654
Acquisition of China Rapid Finance (in Shares)		72,636,230								66,700,624	5,935,606
Cash paid by investors pursuant to reverse acquisition	1,000			1,000
Issuance of Class A Ordinary Shares and warrant closed on July 1, 2020, August 27, 2020, November 3, 2020	38,444		19	38,425
Issuance of Class A Ordinary Shares and warrant closed on July 1, 2020, August 27, 2020, November 3, 2020 (in Shares)		186,363,343								186,363,343
Issuance of Class A Ordinary Shares and warrant	3,578		3	3,575
Issuance of Class A Ordinary Shares and warrant (in Shares)		26,000,000							(26,000,000)	52,000,000
Share based compensation granted to management	951		1	952		(2)
Share based compensation granted to management (in Shares)		4,625,125								2,501,484	2,123,641
Net loss	(7,509)				(7,509)
Foreign currency translation adjustments	874		24		94	756
Disposition of discontinued operation	11,913				11,913
Balance at Dec. 31, 2020	60,236		60	53,600	5,838	738
Balance (in Shares) at Dec. 31, 2020		352,085,637							(26,000,000)	353,616,985	24,468,652
Share-based compensation	33,153		12	33,141
Share-based compensation (in Shares)		120,841,373								47,587,500	73,253,873
Issuance of Class A Ordinary Shares and warrant	585,839		228	585,611
Issuance of Class A Ordinary Shares and warrant (in Shares)		1,965,258,227							(670,800,000)	2,636,058,227
Net loss	(52,425)				(52,625)			200
Foreign currency translation adjustments	3,392					3,392
Disposition of discontinued operation	3,374				3,374
Balance at Dec. 31, 2021	633,569		300	672,352	(43,413)	4,130		200
Balance (in Shares) at Dec. 31, 2021		2,438,185,237							(696,800,000)	3,037,262,712	97,722,525
Share-based compensation	14,714		39	14,675
Share-based compensation (in Shares)		388,051,141								287,611,141	100,440,000
Issuance of Class A Ordinary Shares and warrant	18,463		36	18,427
Issuance of Class A Ordinary Shares and warrant (in Shares)		357,500,000								357,500,000
Net loss	(230,212)				(229,186)			(1,026)
Foreign currency translation adjustments	(26,063)		(1)	34		(26,096)
Appropriation of statutory reserve					(59)		59
Disposition of discontinued operation	(1,695)				(261)	(1,434)
Balance at Dec. 31, 2022	$ 408,776		$ 374	$ 705,488	$ (272,919)	$ (23,400)	$ 59	$ (826)
Balance (in Shares) at Dec. 31, 2022		3,183,736,378							(696,800,000)	3,682,373,853	198,162,525